DEBT ISSUED AND OTHER OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Issued And Other Obligations
Schedule of composition

As of December 31, 2017 and 2016, the composition of these items was as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Debt issued
Letters of credit	67,938	86,210
Bonds	4,840,918	4,290,747
Subordinated bonds	1,041,182	1,083,296
Subtotal	5,950,038	5,460,253
Other financial obligation
Public Sector liabilities	—	—
Borrowings from domestic financial institutions	16,255	23,298
Foreign borrowings	811	2,265
Subtotal	17,066	25,563
Total	5,967,104	5,485,816

Schedule of debt classified

All other debt is classified as long term, and is detailed as follows:

	As of December 31, 2017
	Long term	Short term	Total
	MCh$	MCh$	MCh$
Letters of credit	55,678	12,260	67,938
Bonds	4,178,313	662,605	4,840,918
Subordinated bonds	1,041,182	—	1,041,182
Debt issued	5,275,173	674,865	5,950,038
Other financial obligation	16,255	811	17,066

	As of December 31, 2016
	Long term	Short term	Total
	MCh$	MCh$	MCh$
Letters of credit	71,239	14,971	86,210
Bonds	3,836,778	453,969	4,290,747
Subordinated bonds	1,051,148	32,148	1,083,296
Debt issued	4,959,165	501,088	5,460,253
Other financial obligation	23,298	2,265	25,563

Schedule of letter of credit by maturity

The detail of letter of credit by maturity is as follows:

	As of December 31,
	2017	2016
		MCh$
Due within 1 year	12,260	14,971
Due after 1 year but within 2 years	9,965	11,056
Due after 2 years but within 3 years	8,114	10,128
Due after 3 years but within 4 years	7,554	8,158
Due after 4 years but within 5 years	6,952	5,346
Due after 5 years	23,093	36,551
Total	67,938	86,210

Schedule of bonds issued

The detail of bonds issued is as follows:

				As of December 31,
	Expiration	Interest		2017	2016
	Date	rate	Currency	MCh$	MCh$
A	01-07-2017	3.75%	UF	—	67,084
B	01-10-2017	3.50%	UF	—	66,466
E	01-06-2032	5.00%	UF	42,493	41,871
F	01-01-2032	4.00%	UF	27,399	26,961
G	01-03-2032	4.00%	UF	42,529	41,894
H	01-09-2015	3.00%	UF	—	—
I	01-10-2030	4.00%	UF	27,961	27,533
J	01-01-2031	4.00%	UF	27,625	27,203
K	01-06-2021	3.50%	UF	26,906	26,406
L-2	01-10-2022	3.50%	UF	26,543	26,039
M-2	01-10-2018	3.50%	UF	26,829	26,332
N	01-05-2019	3.50%	UF	26,839	26,364
O	01-03-2021	3.50%	UF	26,630	26,118
P	01-03-2026	3.75%	UF	26,725	26,262
Q-1	01-03-2023	3.75%	UF	26,912	26,451
R-2	01-02-2028	3.75%	UF	26,846	26,387
S	01-09-2020	3.50%	UF	26,814	26,321
T	10-09-2022	3.50%	UF	26,797	26,320
U	01-09-2024	3.75%	UF	26,621	26,144
V	01-09-2027	3.75%	UF	26,425	25,945
W	01-09-2029	3.75%	UF	26,388	25,914
X	01-03-2024	3.80%	UF	53,993	53,118
Y	01-03-2028	3.80%	UF	53,840	52,943
Z	01-02-2033	3.80%	UF	27,181	26,739
AA	01-06-2018	6.70%	CLP	27,868	30,765
AB	01-10-2029	3.80%	UF	42,360	41,770
AC	01-10-2033	3.80%	UF	55,727	54,867
AF	01-06-2022	3.50%	UF	54,437	53,663
AG	01-06-2024	3.50%	UF	164,469	162,150
AH	01-06-2029	3.60%	UF	55,595	54,792
AI	01-04-2020	3.50%	UF	138,739	137,924
AJ	01-06-2025	3.60%	UF	55,554	58,620
AL-2	01-07-2025	3.50%	UF	55,321	54,483
BCORAF0710	01-07-2017	3.00%	UF	—	166,897
BCORAG0710	10-09-2018	3.00%	UF	77,592	81,084
BCORAI0710	01-07-2020	3.00%	UF	197,220	195,199
BCOR-L0707	01-07-2017	3.40%	UF	—	107,869
BCORAJ0710	03-08-2021	3.00%	UF	104,654	75,080
BCOR-P0110	09-07-2020	7.30%	CLP	23,838	24,982
BCORBW0914	30-08-2020	5.00%	CLP	45,379	46,669
BCOR-R0110	09-07-2020	4.00%	UF	140,265	140,226
BCORUSD0118	15-01-2018	3.13%	USD	452,172	495,871
BCORUSD0919	22-09-2019	3.88%	USD	471,546	517,724
BCORAL0710	03-08-2023	3.00%	UF	112,173	110,845
BCORAN0710	01-07-2025	3.00%	UF	181,908	179,460
BCORAO0710	01-07-2026	3.00%	UF	324,089	234,079
BCORBX0914	30-08-2021	5.00%	CLP	41,718	43,336
BCORCA0914	01-09-2024	5.00%	CLP	100,105	99,917
BCORBZ0914	01-09-2023	5.00%	CLP	102,921	—
BCORBY0914	01-09-2022	5.00%	CLP	31,306	—
BCORAP0710	01-07-2027	3.00%	CLF	380,404	—
BCORAQ0710	01-07-2028	3.00%	CLF	293,884	—
BCORAK0710	01-07-2022	3.00%	CLF	173,514	—
BBSA168B18	02-03-2018	8.99%	COP	45,255	48,144
BBSA26SA48	10-08-2020	8.74%	COP	43,406	46,181
BBSA316SA060	23-11-2020	8.03%	COP	37,940	40,364
BBCR1109B84	28-10-2017	10.33%	COP	—	26,606
BBCR3119B84	03-08-2018	10.57%	COP	19,686	21,005
BBCR1099B120	10-12-2019	11.30%	COP	17,676	18,826
BBSA69C120	10-08-2026	10.68%	COP	21,732	23,198
BBSA69C180	10-08-2031	10.95%	COP	40,578	43,316
BBSA3169C180	23-11-2031	10.80%	COP	46,388	49,479
BBSA168B18	02-09-2017	9.74%	COP	—	19,047
BBCR3117C84	03-08-2018	4.58%	COP	13,203	13,494
Total				4,840,918	4,290,747

Schedule of bonds issued by maturity

The detail of bonds issued by maturity is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Due within 1 year	662,605	453,969
Due after 1 year but within 2 years	516,061	716,695
Due after 2 years but within 3 years	653,601	562,914
Due after 3 years but within 4 years	199,908	657,866
Due after 4 years but within 5 years	312,597	695,324
Due after 5 years	2,496,146	1,203,979
Total	4,840,918	4,290,747

Schedule of subordinated bonds

The detail of subordinated bonds was as follows:

				As of December 31,
	Expiration	Interest		2017	2016
	Date	rate	Currency	MCh$	MCh$
AE1	01-01-2034	3.80%	UF	54,585	53,669
C1	01-04-2033	3.50%	UF	6,285	6,572
C2	01-04-2033	3.50%	UF	13,681	14,273
D	01-10-2033	4.50%	UF	20,934	21,833
UCOR-V0808	01-08-2033	4.60%	UF	159,479	157,444
UCOR-Y1197	01-11-2022	6.50%	UF	6,689	7,786
UCOR-Z1197	01-11-2022	6.50%	UF	15,614	18,176
UCORAA0809	09-08-2035	4.90%	UF	145,174	143,413
UCORBF0710	01-07-2032	4.00%	UF	14,013	13,795
UCORBI0710	01-07-2035	4.00%	UF	32,230	31,723
UCORBJ0710	01-07-2036	4.00%	UF	153,334	150,861
UCORBL0710	01-07-2038	4.00%	UF	111,668	109,868
UCORBN0710	01-07-2040	4.00%	UF	85,968	84,573
UCORBP0710	01-07-2042	4.00%	UF	41,917	41,237
US05968TAB17	08-03-2024	LIBOR +SPREAD 4	USD	106,041	115,706
BBSA1099B1	30-03-2019	10.79%	COP	445	483
BBSA110BAVA	23-09-2017	10.68%	COP	—	32,148
BBSA1099B4	30-03-2019	12.85%	COP	21,055	23,139
BBSA1139AS10	07-02-2023	10.08%	COP	21,659	23,542
BBSA1139AS15	07-02-2028	10.20%	COP	30,411	33,055
Total				1,041,182	1,083,296

Schedule of subordinated bonds by maturity

The detail of subordinated bonds by maturity is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Due within 1 year	—	32,148
Due after 1 year but within 2 years	21,500	—
Due after 2 years but within 3 years	—	23,622
Due after 3 years but within 4 years	—	—
Due after 4 years but within 5 years	22,303	—
Due after 5 years	997,379	1,027,526
Total	1,041,182	1,083,296

Schedule of other financial obligations by maturity

  The detail of other financial obligations by maturity is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Due within 1 year	811	2,265
Due after 1 year but within 2 years	—	—
Due after 2 years but within 3 years	—	—
Due after 3 years but within 4 years	—	—
Due after 4 years but within 5 years	—	—
Due after 5 years	—	—
Total short term obligation	811	2,265
The detail of other long term financial obligations is as follows:
Amounts due to credit card operations	16,255	23,298
Others	—	—
Total long term financial obligations	16,255	23,298
Total other financial obligations	17,066	25,563